Interest-bearing liabilities - Types of hedges (Details) € in Millions, $ in Millions	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Jun. 30, 2020 EUR (€)
Risk management
Fair values	€ (53)		€ (154)
Credit Facility With Lesser Maturity, Amount					€ 88
2.00% Senior Notes, due March 2024
Risk management
Notional amount	€ 750
Interest rate (as percentage)	2.00%	2.00%
Euro-Commercial Paper Programme [Member]
Risk management
Notional amount	€ 1,500
Cross currency swaps | June 2022
Risk management
Notional amount | $				$ 500
Fair values			(48)
Cross currency swaps | June 2027
Risk management
Notional amount | $		$ 500		250
Fair values	(7)		(28)
Cross currency swaps | May 2039
Risk management
Notional amount | $		$ 300		$ 250
Fair values	(46)		€ (78)
Interest rate swaps | March 2024
Risk management
Notional amount	€ 185